Cover	Nov. 17, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on November 21, 2023 (the “Initial Form 8-K”) by Southern California Bancorp (the “Company”) concerning the decision of Eide Bailly LLP (“Eide Bailly”) to exit the financial institution portion of its SEC audit practice and therefore not stand for reappointment as the Company’s independent registered public accounting firm for the year ending December 31, 2024.
Document Period End Date	Nov. 17, 2023
Entity File Number	001-41684
Entity Registrant Name	Southern California Bancorp \ CA
Entity Central Index Key	0001795815
Entity Tax Identification Number	84-3288397
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	12265 El Camino Real
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92310
City Area Code	(844)
Local Phone Number	265-7622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true